Non-controlling interest (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes to the non-controlling interest

	For the year ended August 31,
	2023	2022
Balance at beginning of year	$2,361	$(1,533)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive earnings	4,795	3,894
Balance at end of year	$7,156	$2,361

Schedule of summarized financial information

	For the year ended August 31,
Income Statement	2023	2022
Revenue	$38,320	$15,094
Depreciation	1,259	122
Accretion expense	709	134
Income tax expense	5,331	436
Comprehensive income for the period	10,656	8,651

Statement of Financial Position	August 31, 2023	August 31, 2022
Current assets	$11,238	$7,253
Non-current assets	64,762	53,789
Total current liabilities	(12,113)	(8,602)
Non-current liabilities	(5,301)	(2,815)
Advances from parent, net	(36,049)	(37,725)

	For the year ended August 31,
Statement of Cash Flows	2023	2022
Cash provided by operating activities	$21,903	$8,414
Cash used in investing activities	(17,863)	(13,065)
Cash (used in) provided by financing activities	(2,012)	4,148